Subsequent events	9 Months Ended
Mar. 31, 2022
Subsequent events
Subsequent events
29	Subsequent events

Under the share repurchase program approved by the board of directors on December 21, 2021, the Company had repurchased 1,734,888 Class A ordinary shares at an average price of USD1.68 per share for a total consideration of USD2.92 million during the period from April 1, 2022 to June 20, 2022.